Financial Instruments (Details) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 45,657,992	$ 23,851,496
Cash and cash equivalents		597,081,675	265,568,125	$ 396,389,016	$ 196,369,224
Accounts receivable - trade and other receivable (net)		445,263,536	372,995,729
Accounts receivable from related parties		6,204,099	5,307,264
Other current non-financial liabilities		21,650,379	43,516,630
Other current financial liabilities		185,879,251	101,426,359
Trade and other current payables		491,315,277	515,522,729
Current payables to related parties		34,282,408	26,208,319
Other non-current financial assets		37,054,245	31,252,095
Accounts receivable - trade and other receivable (net)		3,941,760	3,801,244
Accounts receivable from related parties		42,506	104,197
Account payable- trade and other payable		20,945	29,457
Total other financial liabilities		21,650,379	43,516,630
Current leases liabilities		9,120,616	6,152,361
Non-current leases liabilities		31,306,552	29,009,023
Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		45,657,992	23,851,496
Cash and cash equivalents		597,081,675	265,568,125
Accounts receivable - trade and other receivable (net)		445,263,536	372,995,729
Accounts receivable from related parties		6,204,099	5,307,264
Total Accounts Receivable Current		451,467,635	378,302,993
Sub-Total financial assets		497,125,627	402,154,489
Total financial assets		1,094,207,302	667,722,614
Other current financial liabilities	[1]	185,879,251	101,426,359
Trade and other current payables		491,315,277	515,522,729
Current payables to related parties		34,282,408	26,208,319
Total financial liabilities measured at amortized cost		720,597,552	649,309,768
Total financial derivative liabilities		8,358,959	5,188,577
Total commercial obligations and other accounts payable		525,597,685	541,731,048
Current derivative financial liabilities		8,358,959	5,188,577
Current leases liabilities	[2]	9,120,616
Non-current leases liabilities	[2]		6,152,361
Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalents		0	0
Other current non-financial liabilities	[1]	1,175,706,699	458,269,843
Other non-current financial assets		37,054,245	31,252,095
Accounts receivable - trade and other receivable (net)		3,941,760	3,801,244
Accounts receivable from related parties		42,506	104,197
Total financial assets		41,038,511	35,157,536
Account payable- trade and other payable		20,945	29,457
Accounts payable to related entities		0	0
Total Accounts Receivable Non Current		3,984,266	3,905,441
Sub-Total financial assets		41,038,511	35,157,536
Total financial liabilities		1,207,034,196	487,308,323
Total financial liabilities measured at amortized cost		1,207,034,196	487,308,323
Total financial derivative liabilities		9,183,801	4,036,833
Total other financial liabilities	[1]	1,175,706,699	458,269,843
Total commercial obligations and other accounts payable		20,945	29,457
Non-current derivative financial liabilities		9,183,801	4,036,833
Current leases liabilities	[2]	31,306,552
Non-current leases liabilities	[2]		29,009,023
Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		134,737,116	76,169,204
Bank borrowings [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		134,737,116	76,169,204
Bank borrowings [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		84,839,970	114,492,596
Total other financial liabilities		84,839,970	114,492,596
Bond payable [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		30,871,086	8,087,630
Bond payable [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		1,081,682,928	339,740,414
Total other financial liabilities		1,081,682,928	339,740,414
Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		11,912,090	11,980,948
Deposits for return of bottles and containers [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		11,912,090	11,980,948
Deposits for return of bottles and containers [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		0	0
Total other financial liabilities		0	0
Financial liabilities at amortised cost, class [member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Total financial liabilities measured at amortized cost		177,520,292	96,237,782
Financial liabilities at amortised cost, class [member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Total financial liabilities		1,166,522,898	454,233,010
Total financial liabilities measured at amortized cost		1,166,522,898	454,233,010
Derivative financial instruments [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		421,051	9,838,420
Derivative financial instruments [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		0	0
Marketable securities and investments in other companies | Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		11,956,585	14,013,076
Marketable securities and investments in other companies | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		0	0
Derivative designated as hedges [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		33,280,356	0
Total financial derivative liabilities		4,605,695
Total financial derivative liabilities			4,776,623
Current derivative financial liabilities		4,605,695
Non-current derivative financial liabilities			4,776,623
Derivative designated as hedges [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		37,054,245	31,252,095
Total financial derivative liabilities		9,183,801
Total financial derivative liabilities			4,036,833
Current derivative financial liabilities		9,183,801
Non-current derivative financial liabilities			4,036,833
Derivative not designated as hedges [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Total financial derivative liabilities		3,753,264
Total financial derivative liabilities			411,954
Current derivative financial liabilities		3,753,264
Non-current derivative financial liabilities			411,954
Derivative not designated as hedges [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Total financial derivative liabilities		0
Total financial derivative liabilities			0
Current derivative financial liabilities		$ 0
Non-current derivative financial liabilities			$ 0

[1]	See Note 21 - Other financial liabilities.
[2]	See Note 22 - Lease liabilities.